OTHER NON-CURRENT ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 USD ($)
Loan receivable maturity	4 years
Commercial Real Estate Portfolio Segment [Member]
Loans receivable face value	¥ 50,000
Loan receivable contractual interest rate	20.00%
Prepayment of an office building		¥ 78,000	$ 11,250